Long-Term Debt, Principal Repayments of Long-term Debt (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Principal repayments of long-term debt [Abstract]
Long-term debt	$ 8,828	$ 0
No Later than One Year [Member]
Principal repayments of long-term debt [Abstract]
Long-term debt	2,921
Later than One Year and No Later than Five Years [Member]
Principal repayments of long-term debt [Abstract]
Long-term debt	5,745
Later than Five Years [Member]
Principal repayments of long-term debt [Abstract]
Long-term debt	$ 162